LEASE - Supplement balance sheet information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Operating lease assets	$ 132,786	$ 35,506
Land use rights, net	104,221	68,094
Total operating lease ROU assets	237,007	103,600
Finance lease assets	$ 163,553	$ 41,705
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net.	Property, Plant and Equipment, Net.
Liabilities:
Operating lease liabilities, current	$ 20,204	$ 9,810
Operating lease liabilities, noncurrent	116,846	25,714
Total operating lease liabilities	137,050	35,524
Other finance lease liabilities, current	$ 88,180	$ 14,697
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities	Other current liabilities
Other finance lease liabilities, noncurrent	$ 71,651	$ 14,372
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Total Finance lease liabilities	$ 159,831	$ 29,069